CONSOLIDATED STATEMENT OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF INCOME
REVENUE		$ 756,625,000	$ 1,049,579,000	$ 688,543,000
Commodity risk management contracts loss			(70,221,000)	(109,191,000)
Production and operating costs		(232,325,000)	(359,779,000)	(212,790,000)
Geological and geophysical expenses		(11,192,000)	(10,529,000)	(7,891,000)
Administrative expenses		(43,969,000)	(50,024,000)	(46,828,000)
Selling expenses		(13,084,000)	(7,995,000)	(8,730,000)
Depreciation		(120,934,000)	(96,692,000)	(88,969,000)
Write-off of unsuccessful exploration efforts		(29,563,000)	(25,789,000)	(12,262,000)
Impairment loss for non-financial assets, net		(13,332,000)	0	(4,334,000)
Other (expenses) income	[1]	(21,319,000)	527,000	(11,739,000)
OPERATING PROFIT		270,907,000	429,077,000	185,809,000
Financial expenses		(45,815,000)	(57,073,000)	(64,112,000)
Financial income		6,237,000	3,180,000	1,652,000
Foreign exchange (loss) gain		(16,820,000)	19,725,000	5,049,000
PROFIT BEFORE INCOME TAX		214,509,000	394,909,000	128,398,000
Income tax expense		(103,441,000)	(170,474,000)	(67,271,000)
PROFIT FOR THE YEAR		$ 111,068,000	$ 224,435,000	$ 61,127,000
Earnings per share (in US$). Basic		$ 1.95	$ 3.78	$ 1.00
Earnings per share (in US$). Diluted		$ 1.94	$ 3.75	$ 0.99

[1]	Includes results related to business transactions in Chile and Argentina. See Note 36.